Operating leases - Maturity of operating lease liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Operating leases
2024	$ 3,868
2025	310
2026	81
2027	36
2028 - 2030	113
Total lease payments	4,408
Less imputed interest	(91)
Present value of lease liabilities	$ 4,317	$ 10,327